COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of contingent liabilities [line items]
Acquisition of property, plant and equipment	$ 611
Our share of commitments related to associates and joint ventures	432
Total other commitments	$ 1,043